Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q1PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual European Fund 6
Franklin Mutual Financial Services Fund 10
Franklin Mutual Global Discovery Fund 14
Franklin Mutual Quest Fund 20
Franklin Mutual Shares Fund 28
Notes to Schedules of Investments 34

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Beacon Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 3.2%
a
Airbus SE ........................................... France 922,661 $ 111,351,205
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 109,763
Banks 12.0%
BNP Paribas SA ...................................... France 1,873,905 107,098,199
ING Groep NV ....................................... Netherlands 8,205,060 85,680,112
JPMorgan Chase & Co. ................................. United States 826,502 112,668,753
Wells Fargo & Co. ..................................... United States 2,292,809 111,109,524
416,556,588
Beverages 3.1%
Heineken NV ........................................ Netherlands 1,104,131 105,602,241
Chemicals 2.1%
BASF SE ........................................... Germany 1,295,116 73,910,081
Diversified Telecommunication Services 4.7%
Deutsche Telekom AG .................................. Germany 8,681,465 161,706,658
Electrical Equipment 3.2%
a
Sensata Technologies Holding plc ......................... United States 2,190,149 111,369,077
Entertainment 4.7%
Activision Blizzard, Inc. ................................. United States 567,785 45,485,256
a
Walt Disney Co. (The) .................................. United States 850,854 116,703,135
162,188,391
Equity Real Estate Investment Trusts (REITs) 2.4%
Brixmor Property Group, Inc. ............................. United States 3,249,814 83,877,699
Health Care Equipment & Supplies 4.2%
Medtronic plc ........................................ United States 1,297,189 143,923,120
Health Care Providers & Services 2.6%
Anthem, Inc. ......................................... United States 182,779 89,784,700
Household Products 2.9%
Reckitt Benckiser Group plc ............................. United Kingdom 1,304,192 99,499,114
Insurance 2.4%
Hartford Financial Services Group, Inc. (The) ................ United States 1,140,480 81,897,869
IT Services 4.6%
Global Payments, Inc. .................................. United States 1,171,877 160,359,649
Media 4.0%
a
Charter Communications, Inc., A .......................... United States 255,653 139,463,825
Oil, Gas & Consumable Fuels 3.1%
BP plc .............................................. United Kingdom 21,871,615 107,231,173
Pharmaceuticals 19.0%
a
Elanco Animal Health, Inc. ............................... United States 4,527,157 118,113,526
Eli Lilly & Co. ........................................ United States 375,255 107,461,774
GlaxoSmithKline plc ................................... United States 7,018,793 151,876,862
Merck & Co., Inc. ..................................... United States 1,710,993 140,386,976
Novartis AG, ADR ..................................... Switzerland 1,586,659 139,229,327
657,068,465

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.5%
a
Check Point Software Technologies Ltd. .................... Israel 616,912 $ 85,294,253
Technology Hardware, Storage & Peripherals 3.1%
a
Western Digital Corp. .................................. United States 2,130,105 105,759,713
Textiles, Apparel & Luxury Goods 9.0%
adidas AG ........................................... Germany 546,503 127,366,702
Cie Financiere Richemont SA ............................ Switzerland 693,607 87,918,075
Tapestry, Inc. ........................................ United States 2,623,027 97,445,453
312,730,230
Tobacco 3.2%
British American Tobacco plc ............................. United Kingdom 2,612,100 109,709,286
Total Common Stocks (Cost $2,571,826,998) ....................................
3,319,393,100
Preferred Stocks 2.3%
Technology Hardware, Storage & Peripherals 2.3%
d
Samsung Electronics Co. Ltd., 1.73% ...................... South Korea 1,570,218 81,183,720
Total Preferred Stocks (Cost $23,278,899) ......................................
81,183,720
Companies in Liquidation 0.0%
a,b,e
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 —
a,b,e
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,595,105,897) .............................
3,400,576,820
a
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
f
FHLB, 4/01/22 ....................................... United States 9,900,000 9,900,000
f
U.S. Treasury Bills ,
4/28/22 ........................................... United States 3,500,000 3,499,734
5/26/22 ........................................... United States 1,000,000 999,568
6/23/22 ........................................... United States 5,000,000 4,994,683
9,493,985
Total U.S. Government and Agency Securities (Cost $19,398,004) .................
19,393,985

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Repurchase Agreements 0.2%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$7,000,049)
Collateralized by U.S. Treasury Bonds, Strips, 8/15/25 - 11/15/42;
and U.S. Treasury Note, 1.25%, 8/15/31 (valued at $7,140,000) . 7,000,000 $ 7,000,000
Total Repurchase Agreements (Cost $7,000,000) ................................
7,000,000
Total Short Term Investments (Cost $26,398,004 ) ................................
26,393,985
a
Total Investments (Cost $2,621,503,901) 99.1% ..................................
$3,426,970,805
Other Assets, less Liabilities 0.9% .............................................
31,228,570
Net Assets 100.0% ...........................................................
$3,458,199,375
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f
The security was issued on a discount basis with no stated coupon rate.
g
At March 31, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 221 $ 30,660,988 6/13/22 $ (565,245)
Total Futures Contracts ...................................................................... $(565,245)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviations on page 47 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 10,517,067 11,717,667 4/19/22 $ 28,842 $ (105,274)
Euro ............. BOFA Sell 25,636,988 29,393,423 4/19/22 1,016,098 —
Euro ............. HSBK Buy 11,890,891 13,255,954 4/19/22 29,161 (123,206)
Euro ............. HSBK Sell 6,768,642 7,700,966 4/19/22 208,822 —
Euro ............. SSBT Buy 11,247,771 12,534,159 4/19/22 30,460 (114,575)
Euro ............. UBSW Buy 9,993,969 11,104,948 4/19/22 28,591 (71,314)
Euro ............. UBSW Sell 26,090,954 29,922,320 4/19/22 1,042,505 —
Euro ............. BOFA Buy 2,293,809 2,500,825 7/25/22 49,786 —
Euro ............. HSBK Buy 3,987,429 4,349,524 7/25/22 84,316 —
Euro ............. HSBK Sell 49,059,742 55,980,600 7/25/22 1,428,406 —
Euro ............. SSBT Sell 12,609,711 14,430,301 7/25/22 408,878 —
Euro ............. UBSW Sell 50,732,925 57,853,212 7/25/22 1,440,515 —
Euro ............. BOFA Sell 5,060,375 5,619,329 8/08/22 4,069 (16,329)
Euro ............. HSBK Sell 2,285,857 2,547,334 8/08/22 3,449 —
Euro ............. SSBT Sell 34,416,142 39,380,742 8/08/22 1,079,709 —
Euro ............. UBSW Sell 52,103,759 59,465,417 8/08/22 1,505,004 (24,812)
Total Forward Exchange Contracts ................................................... $8,388,611 $(455,510)
Net unrealized appreciation (depreciation) ............................................ $7,933,101
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual European Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.4%
Aerospace & Defense 4.3%
a
Airbus SE ........................................... France 172,595 $ 20,829,602
BAE Systems plc ..................................... United Kingdom 1,238,123 11,628,662
32,458,264
Auto Components 2.6%
Cie Generale des Etablissements Michelin SCA .............. France 144,817 19,627,621
Banks 9.7%
BNP Paribas SA ...................................... France 446,217 25,502,380
CaixaBank SA ........................................ Spain 7,417,424 25,162,448
ING Groep NV ....................................... Netherlands 2,201,099 22,984,647
73,649,475
Beverages 3.7%
Anheuser-Busch InBev SA/NV ........................... Belgium 257,015 15,368,525
Heineken NV ........................................ Netherlands 130,978 12,527,110
27,895,635
Chemicals 3.5%
BASF SE ........................................... Germany 185,937 10,611,110
b
Covestro AG, 144A, Reg S .............................. Germany 316,071 15,918,041
26,529,151
Construction Materials 2.0%
HeidelbergCement AG ................................. Germany 266,315 15,095,235
Diversified Telecommunication Services 7.4%
Deutsche Telekom AG .................................. Germany 1,136,584 21,170,759
Hellenic Telecommunications Organization SA ................ Greece 1,107,194 20,023,135
Koninklijke KPN NV ................................... Netherlands 4,146,335 14,389,660
55,583,554
Food Products 2.4%
Danone SA .......................................... France 329,541 18,207,301
Health Care Providers & Services 2.5%
Fresenius SE & Co. KGaA ............................... Germany 506,161 18,586,966
Household Durables 2.6%
a
Berkeley Group Holdings plc ............................. United Kingdom 132,762 6,476,162
Persimmon plc ....................................... United Kingdom 236,929 6,644,321
Taylor Wimpey plc ..................................... United Kingdom 3,809,682 6,488,069
19,608,552
Household Products 2.4%
Reckitt Benckiser Group plc ............................. United Kingdom 233,301 17,798,946
Industrial Conglomerates 1.4%
Siemens AG ......................................... Germany 78,679 10,895,949
Insurance 10.4%
ASR Nederland NV .................................... Netherlands 517,151 24,146,947
Conduit Holdings Ltd. .................................. United States 1,190,000 5,862,609
Direct Line Insurance Group plc .......................... United Kingdom 6,235,470 22,470,433
NN Group NV ........................................ Netherlands 511,658 25,933,715
78,413,704
IT Services 2.6%
Capgemini SE ........................................ France 88,439 19,627,552

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.4%
Alstom SA ........................................... France 420,739 $ 9,846,160
Vossloh AG .......................................... Germany 387,297 16,110,446
25,956,606
Multi-Utilities 2.8%
RWE AG ............................................ Germany 482,808 21,025,530
Oil, Gas & Consumable Fuels 7.7%
BP plc .............................................. United Kingdom 4,803,731 23,551,517
Shell plc ............................................ Netherlands 955,841 26,200,372
a
Var Energi A/S ....................................... Norway 1,981,170 8,305,518
58,057,407
Pharmaceuticals 7.1%
GlaxoSmithKline plc ................................... United States 1,291,531 27,946,924
Novartis AG ......................................... Switzerland 295,591 25,950,394
53,897,318
Software 4.0%
b
Avast plc, 144A, Reg S ................................. United States 2,156,101 16,032,390
Software AG ......................................... Germany 408,632 14,129,407
30,161,797
Textiles, Apparel & Luxury Goods 4.2%
adidas AG ........................................... Germany 80,512 18,763,937
Cie Financiere Richemont SA ............................ Switzerland 101,362 12,848,128
31,612,065
Tobacco 3.1%
British American Tobacco plc ............................. United Kingdom 562,094 23,608,181
Trading Companies & Distributors 4.6%
a
AerCap Holdings NV ................................... Ireland 283,666 14,262,726
a
Rexel SA ........................................... France 955,642 20,403,647
34,666,373
Total Common Stocks (Cost $666,951,678) .....................................
712,963,182
Warrants
Warrants 0.1%
Textiles, Apparel & Luxury Goods 0.1%
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 373,580
Total Warrants (Cost $—) .....................................................
373,580
Total Long Term Investments (Cost $666,951,678) ...............................
713,336,762
a
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
c
FHLB, 4/01/22 ....................................... United States 3,300,000 3,300,000
c
U.S. Treasury Bills ,
4/28/22 ........................................... United States 1,500,000 1,499,886

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
c
U.S. Treasury Bills, (continued)
5/26/22 ........................................... United States 2,000,000 $ 1,999,137
3,499,023
Total U.S. Government and Agency Securities (Cost $6,799,694) ..................
6,799,023
d
Repurchase Agreements 0.3%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$2,300,016)
Collateralized by U.S. Treasury Bonds, Strips, 11/15/42 - 8/15/50
(valued at $2,346,000) ................................ 2,300,000 2,300,000
Total Repurchase Agreements (Cost $2,300,000) ................................
2,300,000
Total Short Term Investments (Cost $9,099,694 ) .................................
9,099,023
a
Total Investments (Cost $676,051,372) 95.7% ...................................
$722,435,785
Other Assets, less Liabilities 4.3% .............................................
32,781,727
Net Assets 100.0% ...........................................................
$755,217,512
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $31,950,431, representing 4.2% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
At March 31, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 104 $ 11,150,880 6/17/22 $ 601,450
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 153,166,200 6/13/22 (2,533,401)
Foreign Exchange GBP/USD ................... Short 1,085 89,044,594 6/13/22 113,760
Total Futures Contracts ...................................................................... $(1,818,191)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 16,017,006 21,997,756 4/14/22 $ 956,749 $ —
British Pound ...... HSBK Buy 120,000 159,731 4/14/22 — (2,091)
British Pound ...... HSBK Sell 19,745,806 27,076,498 4/14/22 1,137,090 —
Euro ............. BNY Buy 10,184,692 11,321,528 4/19/22 — (48,194)
Euro ............. BOFA Buy 10,017,023 11,065,252 4/19/22 49,506 (27,015)
Euro ............. BOFA Sell 56,861,374 65,222,561 4/19/22 2,283,279 —
Euro ............. HSBK Buy 12,181,521 13,494,438 4/19/22 50,052 (60,887)
Euro ............. HSBK Sell 4,057,042 4,612,435 4/19/22 121,734 —
Euro ............. SSBT Buy 11,355,212 12,567,579 4/19/22 53,011 (51,618)
Euro ............. SSBT Sell 103,019 117,189 4/19/22 3,158 —
Euro ............. UBSW Buy 8,535,858 9,434,429 4/19/22 49,074 (35,248)
Euro ............. UBSW Sell 57,013,262 65,419,064 4/19/22 2,311,657 —
Swiss Franc ....... BNY Buy 3,297,331 3,607,797 7/20/22 — (21,002)
Swiss Franc ....... HSBK Buy 5,496,172 5,982,763 7/20/22 15,882 (19,980)
Swiss Franc ....... HSBK Sell 44,772,959 49,139,764 7/20/22 441,044 (4,729)
Swiss Franc ....... UBSW Buy 381,751 411,119 7/20/22 4,145 —
Euro ............. BOFA Buy 2,439,047 2,659,171 7/25/22 52,938 —
Euro ............. HSBK Buy 4,239,903 4,624,925 7/25/22 89,654 —
Euro ............. HSBK Sell 18,501,538 21,111,550 7/25/22 538,684 —
Euro ............. SSBT Sell 7,126,058 8,154,918 7/25/22 231,067 —
Euro ............. UBSW Sell 22,638,058 25,801,835 7/25/22 629,348 —
Euro ............. BOFA Sell 5,043,529 5,645,508 8/08/22 40,860 (8,195)
Euro ............. HSBK Sell 4,544,210 5,101,829 8/08/22 53,644 (8,976)
Euro ............. SSBT Sell 20,399,187 23,313,251 8/08/22 611,406 —
Euro ............. UBSW Sell 29,383,293 33,471,984 8/08/22 793,533 (21,626)
Total Forward Exchange Contracts ................................................... $10,517,515 $(309,561)
Net unrealized appreciation (depreciation) ............................................ $10,207,954
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Financial Services Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Banks 33.3%
a
AB&T Financial Corp. .................................. United States 226,100 $ 221,555
Bank of America Corp. ................................. United States 163,515 6,740,088
Barclays plc ......................................... United Kingdom 5,970,072 11,573,725
b
BAWAG Group AG, 144A, Reg S .......................... Austria 60,094 3,032,701
BNP Paribas SA ...................................... France 259,382 14,824,308
CaixaBank SA ........................................ Spain 4,828,471 16,379,831
Citizens Financial Group, Inc. ............................ United States 351,952 15,953,984
Columbia Banking System, Inc. ........................... United States 212,213 6,848,114
First Horizon Corp. .................................... United States 26,261 616,871
ING Groep NV ....................................... Netherlands 1,280,801 13,374,573
Primis Financial Corp. .................................. United States 718,833 10,049,285
Synovus Financial Corp. ................................ United States 234,111 11,471,439
UniCredit SpA ........................................ Italy 891,524 9,618,842
Wells Fargo & Co. ..................................... United States 361,870 17,536,220
138,241,536
Capital Markets 5.5%
BlackRock, Inc. ....................................... United States 2,853 2,180,177
Credit Suisse Group AG, A .............................. Switzerland 521,298 4,103,718
c
Deutsche Bank AG .................................... Germany 1,162,459 14,642,219
b
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 1,873,459
22,799,573
Consumer Finance 0.9%
Capital One Financial Corp. ............................. United States 29,592 3,885,134
Diversified Financial Services 6.1%
M&G plc ............................................ United Kingdom 3,333,617 9,605,991
Voya Financial, Inc. .................................... United States 238,075 15,796,277
25,402,268
Equity Real Estate Investment Trusts (REITs) 1.5%
Vornado Realty Trust ................................... United States 137,196 6,217,723
Household Durables 3.0%
Cairn Homes plc ...................................... Ireland 7,837,963 10,729,603
DR Horton, Inc. ....................................... United States 23,381 1,742,118
12,471,721
Insurance 40.3%
c
Alleghany Corp. ...................................... United States 19,580 16,584,260
ASR Nederland NV .................................... Netherlands 307,350 14,350,865
c
Brighthouse Financial, Inc. .............................. United States 37,191 1,921,287
c
BRP Group, Inc., A .................................... United States 272,511 7,311,470
China Pacific Insurance Group Co. Ltd., H ................... China 2,334,045 5,647,259
Conduit Holdings Ltd. .................................. United States 1,667,976 8,217,388
Direct Line Insurance Group plc .......................... United Kingdom 4,153,959 14,969,402
Everest Re Group Ltd. ................................. United States 60,088 18,109,321
Hartford Financial Services Group, Inc. (The) ................ United States 245,601 17,636,608
d
International General Insurance Holdings Ltd. ................ Jordan 1,326,993 10,244,386
MetLife, Inc. ......................................... United States 250,564 17,609,638
NN Group NV ........................................ Netherlands 244,661 12,400,800
c
Ryan Specialty Group Holdings, Inc., A ..................... United States 73,514 2,851,608
T&D Holdings, Inc. .................................... Japan 194,245 2,637,781
Willis Towers Watson plc ................................ United States 71,712 16,939,809
167,431,882

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 4.6%
Alliance Data Systems Corp. ............................. United States 96,060 $ 5,393,769
c
Fiserv, Inc. .......................................... United States 59,472 6,030,461
Global Payments, Inc. .................................. United States 56,059 7,671,113
19,095,343
Media 0.7%
c
Loyalty Ventures, Inc. .................................. United States 182,982 3,024,692
Trading Companies & Distributors 1.0%
c
AerCap Holdings NV ................................... Ireland 78,905 3,967,343
Total Common Stocks (Cost $349,948,127) .....................................
402,537,215
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
e
FHLB, 4/01/22 ....................................... United States 2,100,000 2,100,000
e
U.S. Treasury Bills ,
4/28/22 ........................................... United States 1,000,000 999,924
5/26/22 ........................................... United States 1,000,000 999,568
1,999,492
Total U.S. Government and Agency Securities (Cost $4,099,837) ..................
4,099,492
f
Repurchase Agreements 0.3%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$1,400,010)
Collateralized by U.S. Treasury Bond, Strip, 11/15/24 (valued at
$1,428,000) ........................................ 1,400,000 1,400,000
Total Repurchase Agreements (Cost $1,400,000) ................................
1,400,000
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Shares
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 125,000 125,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, BNP Paribas SA, 0.28%, 4/01/22
(Maturity Value $31,804)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S. Treasury
Bonds, Strips, 8/15/24 - 2/15/26; U.S. Treasury Notes, 0.125%
- 2.875%, 10/31/22 - 1/31/27; and U.S. Treasury Notes, Index
Linked, 0.125% - 0.625%, 1/15/24 - 7/15/26 (valued at $32,440) . 31,804 $ 31,804
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $156,804) .............................................................
156,804
Total Short Term Investments (Cost $5,656,641 ) .................................
5,656,296
a
Total Investments (Cost $355,604,768) 98.3% ...................................
$408,193,511
Other Assets, less Liabilities 1.7% .............................................
7,308,485
Net Assets 100.0% ...........................................................
$415,501,996
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 7 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $4,906,160, representing 1.2% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at March 31, 2022.
e
The security was issued on a discount basis with no stated coupon rate.
f
At March 31, 2022, all repurchase agreements had been entered into on that date.
g
See Note 8 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,601,725 6/13/22 $ (145,896)
Foreign Exchange GBP/USD ................... Short 59 4,842,056 6/13/22 (7,445)
Total Futures Contracts ...................................................................... $(153,341)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 13,709,856 18,820,380 4/14/22 $ 810,201 $ —
British Pound ...... HSBK Sell 13,612,417 18,631,399 4/14/22 751,483 (2,263)
British Pound ...... SSBT Buy 695,500 929,862 4/14/22 — (16,207)
British Pound ...... SSBT Sell 584,645 791,889 4/14/22 23,861 —
British Pound ...... UBSW Sell 705,675 936,128 4/14/22 14,311 (5,205)
Euro ............. BOFA Buy 3,685,927 4,096,308 4/19/22 10,301 (26,694)
Euro ............. BOFA Sell 9,775,445 11,223,140 4/19/22 402,798 —
Euro ............. HSBK Buy 4,133,290 4,598,601 4/19/22 10,415 (33,918)
Euro ............. HSBK Sell 4,342,386 4,956,754 4/19/22 150,210 —
Euro ............. SSBT Buy 3,385,962 3,758,973 4/19/22 10,968 (22,052)
Euro ............. UBSW Buy 3,673,523 4,085,253 4/19/22 10,211 (29,279)
Euro ............. UBSW Sell 11,099,364 12,727,993 4/19/22 442,220 —
Japanese Yen ...... HSBK Buy 94,100,000 827,526 5/18/22 — (53,756)
Japanese Yen ...... HSBK Sell 468,268,822 4,091,591 5/18/22 241,535 (449)
Japanese Yen ...... UBSW Buy 64,293,658 560,888 5/18/22 — (32,210)
Swiss Franc ....... BOFA Buy 361,546 393,892 7/20/22 131 (738)
Swiss Franc ....... HSBK Buy 2,473,001 2,686,603 7/20/22 11,972 (8,477)
Swiss Franc ....... HSBK Sell 6,786,439 7,449,807 7/20/22 67,606 —
Swiss Franc ....... UBSW Buy 97,325 106,513 7/20/22 — (644)
Swiss Franc ....... UBSW Sell 100,000 107,542 7/20/22 — (1,237)
Euro ............. BOFA Buy 681,308 742,796 7/25/22 14,787 —
Euro ............. HSBK Buy 1,184,348 1,291,898 7/25/22 25,043 —
Euro ............. HSBK Sell 6,073,972 6,930,827 7/25/22 176,848 —
Euro ............. SSBT Sell 3,103,387 3,551,454 7/25/22 100,629 —
Euro ............. UBSW Sell 6,073,747 6,926,198 7/25/22 172,468 —
Euro ............. BOFA Sell 1,609,715 1,788,345 8/08/22 2,138 (5,212)
Euro ............. HSBK Sell 734,234 825,131 8/08/22 8,017 —
Euro ............. SSBT Sell 8,512,147 9,738,780 8/08/22 265,783 —
Euro ............. UBSW Sell 12,220,711 13,904,017 8/08/22 311,486 (7,656)
Total Forward Exchange Contracts ................................................... $4,035,422 $(245,997)
Net unrealized appreciation (depreciation) ............................................ $3,789,425
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Global Discovery Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 3.2%
a
Airbus SE ........................................... France 1,399,673 $ 168,919,328
BAE Systems plc ..................................... United Kingdom 14,724,049 138,290,776
307,210,104
Auto Components 1.3%
Cie Generale des Etablissements Michelin SCA .............. France 946,173 128,238,572
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 147,288
128,385,860
Automobiles 1.7%
a
General Motors Co. .................................... United States 3,848,450 168,331,203
Banks 8.8%
BNP Paribas SA ...................................... France 3,908,720 223,392,795
CaixaBank SA ........................................ Spain 49,144,682 166,715,626
First Horizon Corp. .................................... United States 1,218,194 28,615,377
ING Groep NV ....................................... Netherlands 20,145,808 210,369,587
Wells Fargo & Co. ..................................... United States 4,738,149 229,610,700
858,704,085
Beverages 1.2%
Heineken NV ........................................ Netherlands 1,242,920 118,876,418
Building Products 1.7%
Johnson Controls International plc ......................... United States 2,569,818 168,502,966
Chemicals 3.3%
BASF SE ........................................... Germany 2,207,699 125,989,651
d
Covestro AG, 144A, Reg S .............................. Germany 3,776,214 190,178,562
316,168,213
Construction Materials 1.4%
HeidelbergCement AG ................................. Germany 2,396,662 135,847,306
Diversified Financial Services 2.2%
Voya Financial, Inc. .................................... United States 3,206,753 212,768,061
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG .................................. Germany 14,438,309 268,937,408
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 13,403,421 153,740,816
Entertainment 3.2%
Activision Blizzard, Inc. ................................. United States 1,911,335 153,117,047
a
Walt Disney Co. (The) .................................. United States 1,158,356 158,880,109
311,997,156
Food Products 3.2%
Danone SA .......................................... France 2,706,234 149,520,749
Kraft Heinz Co. (The) .................................. United States 4,184,505 164,827,652
314,348,401
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 2,025,904 224,774,049
Health Care Providers & Services 6.4%
Anthem, Inc. ......................................... United States 348,241 171,062,944
CVS Health Corp. ..................................... United States 2,178,733 220,509,567
Fresenius SE & Co. KGaA ............................... Germany 1,827,788 67,119,027

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 380,774 $ 165,701,421
624,392,959
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 1,955,143 145,677,705
Household Products 1.6%
Reckitt Benckiser Group plc ............................. United Kingdom 2,088,264 159,317,353
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 1,707,120 156,201,480
Insurance 9.2%
China Pacific Insurance Group Co. Ltd., H ................... China 51,845,269 125,440,455
Everest Re Group Ltd. ................................. United States 633,300 190,863,954
Hartford Financial Services Group, Inc. (The) ................ United States 2,061,059 148,004,647
NN Group NV ........................................ Netherlands 4,331,380 219,538,777
Willis Towers Watson plc ................................ United States 882,936 208,567,142
892,414,975
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 2,121,492 121,476,632
IT Services 5.8%
Capgemini SE ........................................ France 844,890 187,509,155
Cognizant Technology Solutions Corp., A .................... United States 239,727 21,496,320
a
Fiserv, Inc. .......................................... United States 1,476,050 149,671,470
Global Payments, Inc. .................................. United States 1,484,651 203,159,643
561,836,588
Machinery 1.3%
Alstom SA ........................................... France 5,444,244 127,406,535
Media 2.3%
a
Charter Communications, Inc., A .......................... United States 401,346 218,942,270
Multi-Utilities 1.7%
RWE AG ............................................ Germany 3,754,345 163,495,826
Oil, Gas & Consumable Fuels 6.5%
BP plc .............................................. United Kingdom 55,281,591 271,032,105
Canadian Natural Resources Ltd. ......................... Canada 2,296,920 142,215,219
Williams Cos., Inc. (The) ................................ United States 6,407,255 214,066,389
627,313,713
Pharmaceuticals 7.5%
GlaxoSmithKline plc ................................... United States 12,206,784 264,137,730
Merck & Co., Inc. ..................................... United States 2,526,315 207,284,146
Novartis AG, ADR ..................................... Switzerland 2,884,992 253,158,048
724,579,924
Semiconductors & Semiconductor Equipment 2.4%
a
Renesas Electronics Corp. .............................. Japan 15,502,134 179,644,882
a
Tower Semiconductor Ltd. ............................... Israel 1,013,480 49,052,432
228,697,314
Software 1.7%
a
Avaya Holdings Corp. .................................. United States 537 6,804

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Check Point Software Technologies Ltd. .................... Israel 1,214,076 $ 167,858,147
167,864,951
Technology Hardware, Storage & Peripherals 3.8%
Catcher Technology Co. Ltd. ............................. Taiwan 13,524,000 67,893,944
Samsung Electronics Co. Ltd. ............................ South Korea 2,392,712 136,618,855
a
Western Digital Corp. .................................. United States 3,358,073 166,728,324
371,241,123
Tobacco 2.3%
British American Tobacco plc ............................. United Kingdom 5,396,330 226,648,102
Trading Companies & Distributors 1.1%
a
AerCap Holdings NV ................................... Ireland 2,183,202 109,771,397
Total Common Stocks (Cost $7,672,016,091) ....................................
9,315,870,893
Preferred Stocks 1.1%
Automobiles 1.1%
e
Volkswagen AG, 3.13% ................................. Germany 627,034 107,771,243
Total Preferred Stocks (Cost $107,713,903) .....................................
107,771,243
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 280,051 112,034
Total Warrants (Cost $—) .....................................................
112,034
Principal
Amount
*
Corporate Bonds 0.4%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 21,745,000 22,293,626
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 13,025,000 13,002,858
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,337,859
36,634,343
Total Corporate Bonds (Cost $36,690,644) ......................................
36,634,343
Shares
a
Companies in Liquidation 0.0%
a,b,f
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $7,816,420,638) .............................
9,460,388,513
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
g
FHLB, 4/01/22 ....................................... United States 44,200,000 $ 44,200,000
g
U.S. Treasury Bills ,
4/28/22 ........................................... United States 30,000,000 29,997,722
5/26/22 ........................................... United States 20,000,000 19,991,368
6/23/22 ........................................... United States 5,000,000 4,994,683
54,983,773
Total U.S. Government and Agency Securities (Cost $99,194,589) .................
99,183,773
h
Repurchase Agreements 0.3%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$30,700,213)
Collateralized by U.S. Treasury Bond, Strip, 8/15/39 (valued at
$31,314,000) ....................................... 30,700,000 30,700,000
Total Repurchase Agreements (Cost $30,700,000) ...............................
30,700,000
Total Short Term Investments (Cost $129,894,589 ) ...............................
129,883,773
a
Total Investments (Cost $7,946,315,227) 98.6% ..................................
$9,590,272,286
Other Assets, less Liabilities 1.4% .............................................
132,035,113
Net Assets 100.0% ...........................................................
$9,722,307,399
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $226,812,905, representing 2.3% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,929 $ 406,362,138 6/13/22 $ (6,689,012)
Foreign Exchange GBP/USD ................... Short 2,102 172,508,512 6/13/22 263,583
Total Futures Contracts ...................................................................... $(6,425,429)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 30,193,754 41,258,904 4/14/22 $ 1,594,376 $ —
British Pound ...... HSBK Buy 9,142,107 12,012,545 4/14/22 38,969 (41,832)
British Pound ...... HSBK Sell 19,670,874 27,002,206 4/14/22 1,161,235 —
British Pound ...... UBSW Buy 7,607,074 10,064,075 4/14/22 25,959 (96,874)
British Pound ...... UBSW Sell 6,095,222 8,237,490 4/14/22 230,400 —
Euro ............. BOFA Buy 30,517,711 33,757,552 4/19/22 133,488 (111,293)
Euro ............. BOFA Sell 103,177,636 118,162,057 4/19/22 3,955,766 —
Euro ............. HSBK Buy 34,281,335 38,039,848 4/19/22 134,961 (229,143)
Euro ............. HSBK Sell 38,642,618 43,930,521 4/19/22 1,157,394 —
Euro ............. SSBT Buy 36,543,566 40,536,516 4/19/22 142,774 (229,584)
Euro ............. UBSW Buy 28,409,791 31,462,482 4/19/22 132,323 (148,293)
Euro ............. UBSW Sell 137,692,022 157,439,591 4/19/22 5,029,674 —
South Korean Won .. HSBK Sell 9,416,491,267 7,993,291 5/16/22 247,700 —
South Korean Won .. UBSW Sell 2,556,005,623 2,164,987 5/16/22 62,530 —
Japanese Yen ...... HSBK Buy 834,161,906 7,267,795 5/18/22 — (408,606)
Japanese Yen ...... HSBK Sell 18,938,759,746 165,483,872 5/18/22 9,810,570 (57,299)
Japanese Yen ...... UBSW Buy 2,168,204,398 18,815,916 5/18/22 — (987,094)
Japanese Yen ...... UBSW Sell 2,005,425,909 17,447,409 5/18/22 973,993 (16,902)
South Korean Won .. HSBK Buy 5,460,766,962 4,481,695 6/17/22 24,636 (14,217)
South Korean Won .. HSBK Sell 40,479,977,554 34,174,738 6/17/22 875,261 —
South Korean Won .. UBSW Sell 78,805,125,918 66,558,383 6/17/22 1,732,026 —
New Taiwan Dollar .. HSBK Sell 1,199,220,106 42,196,344 6/30/22 137,617 —
New Taiwan Dollar .. UBSW Sell 734,711,894 25,838,839 6/30/22 71,220 —
Swiss Franc ....... BOFA Buy 11,939,957 13,123,397 7/20/22 921 (136,186)
Swiss Franc ....... HSBK Buy 80,074,563 87,418,557 7/20/22 150,831 (465,308)
Swiss Franc ....... HSBK Sell 142,418,625 156,339,913 7/20/22 1,418,762 —
Swiss Franc ....... UBSW Buy 50,404,106 55,068,118 7/20/22 4,875 (244,053)
Euro ............. BOFA Buy 5,869,331 6,399,038 7/25/22 127,390 —
Euro ............. HSBK Buy 10,202,920 11,129,436 7/25/22 215,744 —
Euro ............. HSBK Sell 85,358,525 97,400,052 7/25/22 2,485,268 —
Euro ............. SSBT Sell 59,977,614 68,637,182 7/25/22 1,944,813 —
Euro ............. UBSW Sell 85,355,364 97,334,989 7/25/22 2,423,721 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

See Abbreviations on page 47 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. BOFA Sell 16,787,651 18,677,082 8/08/22 $ 33,219 $ (38,776)
Euro ............. HSBK Sell 92,914,632 104,132,034 8/08/22 761,359 (32,151)
Euro ............. SSBT Sell 165,069,182 188,839,554 8/08/22 5,137,379 —
Euro ............. UBSW Sell 273,263,366 310,025,781 8/08/22 6,256,243 (339,769)
Total Forward Exchange Contracts ................................................... $48,633,397 $(3,597,380)
Net unrealized appreciation (depreciation) ............................................ $45,036,017
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Quest Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 77.9%
Aerospace & Defense 1.8%
a
Airbus SE ........................................... France 74,893 $ 9,038,451
BAE Systems plc ..................................... United Kingdom 1,913,779 17,974,538
Huntington Ingalls Industries, Inc. ......................... United States 169,486 33,802,288
60,815,277
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 98,270
Automobiles 0.8%
a,d
General Motors Co. .................................... United States 626,998 27,424,892
Banks 3.6%
BNP Paribas SA ...................................... France 379,176 21,670,825
CaixaBank SA ........................................ Spain 5,789,256 19,639,143
First Horizon Corp. .................................... United States 905,983 21,281,541
ING Groep NV ....................................... Netherlands 2,511,576 26,226,757
Wells Fargo & Co. ..................................... United States 647,768 31,390,837
120,209,103
Beverages 1.3%
Heineken NV ........................................ Netherlands 466,461 44,613,662
Chemicals 1.5%
BASF SE ........................................... Germany 200,692 11,453,153
e
Covestro AG, 144A, Reg S .............................. Germany 787,055 39,637,846
51,090,999
Commercial Services & Supplies 0.5%
a
Stericycle, Inc. ....................................... United States 277,880 16,372,690
Diversified Financial Services 2.8%
M&G plc ............................................ United Kingdom 6,099,665 17,576,503
Voya Financial, Inc. .................................... United States 1,133,091 75,180,588
92,757,091
Diversified Telecommunication Services 8.0%
Deutsche Telekom AG .................................. Germany 3,434,709 63,977,141
a,b,c,f
Sorenson Communications LLC, Membership Interests ......... United States 224,279 172,784,463
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 26,455,038
263,216,642
Electric Utilities 0.4%
Evergy , Inc. .......................................... United States 192,523 13,157,022
Electrical Equipment 0.2%
a
Sensata Technologies Holding plc ......................... United States 162,322 8,254,074
Electronic Equipment, Instruments & Components 0.6%
a
Flex Ltd. ............................................ United States 1,015,814 18,843,350
Entertainment 3.1%
Activision Blizzard, Inc. ................................. United States 651,025 52,153,613
a,g
Walt Disney Co. (The) .................................. United States 360,523 49,449,334
101,602,947
Equity Real Estate Investment Trusts (REITs) 1.0%
Uniti Group, Inc. ...................................... United States 364,023 5,008,957
Vornado Realty Trust ................................... United States 591,267 26,796,220
31,805,177

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.4%
Danone SA .......................................... France 871,931 $ 48,174,613
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 554,258 61,494,925
Health Care Providers & Services 0.9%
Humana, Inc. ........................................ United States 68,837 29,955,797
Household Durables 0.8%
DR Horton, Inc. ....................................... United States 366,173 27,283,550
Household Products 1.2%
Reckitt Benckiser Group plc ............................. United Kingdom 501,644 38,271,308
Insurance 14.0%
ASR Nederland NV .................................... Netherlands 742,232 34,656,486
a
Brighthouse Financial, Inc. .............................. United States 139,848 7,224,548
China Pacific Insurance Group Co. Ltd., H ................... China 8,534,558 20,649,499
Conduit Holdings Ltd. .................................. United States 3,154,832 15,542,477
Direct Line Insurance Group plc .......................... United Kingdom 26,007,175 93,720,680
Everest Re Group Ltd. ................................. United States 290,025 87,407,734
Hartford Financial Services Group, Inc. (The) ................ United States 1,007,984 72,383,331
NN Group NV ........................................ Netherlands 929,657 47,120,262
Willis Towers Watson plc ................................ United States 356,666 84,251,643
462,956,660
IT Services 5.1%
Alliance Data Systems Corp. ............................. United States 715,128 40,154,437
Cognizant Technology Solutions Corp., A .................... United States 480,349 43,072,895
a
Fiserv, Inc. .......................................... United States 410,535 41,628,249
Global Payments, Inc. .................................. United States 317,430 43,437,121
168,292,702
Media 3.5%
a
Charter Communications, Inc., A .......................... United States 91,116 49,705,600
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 3,999,140 13,837,024
Comcast Corp., A ..................................... United States 1,020,796 47,793,669
a
Loyalty Ventures, Inc. .................................. United States 329,767 5,451,048
a,b,c
Tenerity , Inc. ......................................... United States 1 22
116,787,363
Oil, Gas & Consumable Fuels 2.8%
BP plc .............................................. United Kingdom 9,717,668 47,643,347
Shell plc ............................................ Netherlands 532,827 14,553,886
Williams Cos., Inc. (The) ................................ United States 875,703 29,257,237
91,454,470
Pharmaceuticals 9.7%
a
Elanco Animal Health, Inc. ............................... United States 2,187,400 57,069,266
Eli Lilly & Co. ........................................ United States 57,160 16,368,909
GlaxoSmithKline plc ................................... United States 3,046,740 65,927,192
Merck & Co., Inc. ..................................... United States 1,023,644 83,989,990
Novartis AG, ADR ..................................... Switzerland 1,093,135 95,922,596
319,277,953
Professional Services 0.2%
KBR, Inc. ........................................... United States 154,979 8,482,001

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.1%
a
Renesas Electronics Corp. .............................. Japan 1,323,418 $ 15,336,293
a
Tower Semiconductor Ltd. ............................... Israel 417,184 20,191,706
35,527,999
Software 2.5%
e
Avast plc, 144A, Reg S ................................. United States 224,630 1,670,309
a
Check Point Software Technologies Ltd. .................... Israel 333,189 46,066,711
NortonLifeLock , Inc. ................................... United States 295,869 7,846,446
g
Oracle Corp. ......................................... United States 314,742 26,038,606
81,622,072
Specialty Retail 1.1%
a
Dufry AG ............................................ Switzerland 855,752 36,008,112
a,b,c,f
Wayne Services Legacy, Inc. ............................. United States 7,104 —
36,008,112
Technology Hardware, Storage & Peripherals 1.2%
a,g
Western Digital Corp. .................................. United States 772,968 38,377,861
Tobacco 3.7%
Altria Group, Inc. ...................................... United States 248,343 12,975,922
British American Tobacco plc ............................. United Kingdom 1,743,238 73,216,720
Imperial Brands plc .................................... United Kingdom 1,728,881 36,421,210
122,613,852
Wireless Telecommunication Services 1.2%
a
Intelsat Emergence SA ................................. Luxembourg 106,029 3,180,870
a
T-Mobile US, Inc. ..................................... United States 281,672 36,152,601
39,333,471
Total Common Stocks (Cost $2,178,932,016) ....................................
2,576,175,905
Preferred Stocks 0.6%
Automobiles 0.4%
h
Volkswagen AG, 3.13% ................................. Germany 83,025 14,269,892
Oil, Gas & Consumable Fuels 0.2%
NGL Energy Partners LP, 9%, B .......................... United States 298,684 4,943,220
Total Preferred Stocks (Cost $17,062,102) ......................................
19,213,112
Rights
Rights 0.0%
Diversified Telecommunication Services 0.0%
a,b,c
Intelsat Jackson Holdings SA, 12/05/25 ..................... Luxembourg 128,313 —
Total Rights (Cost $–) ........................................................
—
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,491,789
Media 0.0%
†
a
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 424,662

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Media (continued)
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,380 $ 130,086
554,748
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 235,873 94,361
Wireless Telecommunication Services 0.0%
†
a
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 1,460,892
1,460,892
Total Warrants (Cost $10,979,677) .............................................
3,601,790
Units
Private Limited Partnership Funds 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
Cedar Fair LP ........................................ United States 9,400 515,120
Total Private Limited Partnership Funds (Cost $487,026) .........................
515,120
Principal
Amount
*
Corporate Bonds 13.1%
Airlines 1.1%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 30,260,000 35,366,224
Diversified Telecommunication Services 1.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 29,378,717 26,936,758
e
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 9,700,000 9,890,847
36,827,605
Health Care Providers & Services 0.1%
e
Envision Healthcare Corp. , Senior Note , 144A, 8.75% , 10/15/26 .. United States 10,000,000 4,835,650
Hotels, Restaurants & Leisure 0.6%
Cedar Fair LP , Senior Note , 5.25% , 7/15/29 ..................
United States 20,000,000 19,732,100
Independent Power and Renewable Electricity Producers 0.6%
e
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 9,000,000 2,250,000
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 20,000,000 18,720,700
20,970,700
Media 1.1%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 16,000,000 16,101,840
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 18,981,570
35,083,410
Multiline Retail 0.6%
e
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 10,000,000 9,888,300
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 10,000,000 9,876,700
19,765,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 2.6%
e
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 41,029,000 $ 41,487,294
NGL Energy Partners LP / NGL Energy Finance Corp. , Senior Note ,
7.5% , 11/01/23 ...................................... United States 30,006,000 28,766,152
e
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 15,000,000 15,470,400
85,723,846
Pharmaceuticals 1.8%
e
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 35,504,000 36,399,766
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 21,267,000 21,230,846
e
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 2,107,000 2,185,170
59,815,782
Software 1.1%
Citrix Systems, Inc. , Senior Bond , 4.5% , 12/01/27 .............
United States 10,000,000 10,236,503
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 26,745,000 25,405,075
35,641,578
Specialty Retail 2.4%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 69,226,000 61,682,789
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 16,581,000 16,120,048
77,802,837
Total Corporate Bonds (Cost $435,298,360) .....................................
431,564,732
i
Senior Floating Rate Interests 2.4%
Software 2.4%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 6% , ( 1-month
USD LIBOR + 5.5% ), 2/27/26 ........................... United States 7,871,500 7,822,303
Boxer Parent Co., Inc. , 2021 Replacement Dollar Term Loan ,
4.756% , ( 3-month USD LIBOR + 3.75% ), 10/02/25 ........... United States 7,456,719 7,422,568
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 8.15% , ( 3-month SOFR + 7.5% ), 2/01/30 ............. United States 46,841,437 45,582,808
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 21,199,987 19,896,188
80,723,867
a a a a a a
Total Senior Floating Rate Interests (Cost $82,509,572) ..........................
80,723,867
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 2,386,606 2,381,183
Total Asset-Backed Securities (Cost $2,350,807) ................................
2,381,183
Shares
a
Companies in Liquidation 0.0%
a,b,j
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,j
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Companies in Liquidation
(continued)
a,b,j
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,727,619,560) .............................
3,114,175,709
a
Short Term Investments 3.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.2%
k
FHLB, 4/01/22 ....................................... United States 30,500,000 30,500,000
k
U.S. Treasury Bills ,
4/21/22 ........................................... United States 6,500,000 6,499,576
4/28/22 ........................................... United States 25,000,000 24,998,101
5/26/22 ........................................... United States 20,000,000 19,991,368
g
6/23/22 ........................................... United States 23,000,000 22,975,541
74,464,586
Total U.S. Government and Agency Securities (Cost $104,987,974) ................
104,964,586
l
Repurchase Agreements 0.6%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$21,200,147)
Collateralized by U.S. Treasury Bonds, Strips, 11/15/25 - 8/15/39
(valued at $21,624,000) ............................... 21,200,000 21,200,000
Total Repurchase Agreements (Cost $21,200,000) ...............................
21,200,000
Total Short Term Investments (Cost $126,187,974 ) ...............................
126,164,586
a
Total Investments (Cost $2,853,807,534) 98.0% ..................................
$3,240,340,295
Options Written (0.0)%
†
......................................................
(1,400,445)
Securities Sold Short (1.4)% ..................................................
(46,274,187)
Other Assets, less Liabilities 3.4% .............................................
112,230,858
Net Assets 100.0% ...........................................................
$3,304,896,521
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Exchange-Traded
Equity Options
Bausch Health Cos., Inc., July Strike Price $22.00, Expires 7/15/22 3,000 6,855,000 (519,000)
General Motors Co., April Strike Price $50.00, Expires 4/14/22 ... 1,500 6,561,000 (880,500)
Nielsen Holdings plc, May Strike Price $26.00, Expires 5/20/22 ... 63 171,612 (945)
(1,400,445)
Total Options Written (Premiums received $1,160,378) ...........................
$ (1,400,445)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
a
a a
Country Shares a Value
a a a a a a
Securities Sold Short (1.4)%
Common Stocks (1.4)%
Communications Equipment (0.3)%
Plantronics, Inc. ...................................... United States 280,105 (11,036,137)
Insurance (1.1)%
Aon plc, A ........................................... United States 108,215 (35,238,051)
Total Common Stocks (Proceeds $34,626,234) ..................................
(46,274,188)
Total Securities Sold Short (Proceeds $34,626,234) ..............................
$(46,274,188)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security is held in connection with written option contracts open at period end.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $387,201,374, representing 11.7% of net assets.
f
See Note 7 regarding holdings of 5% voting securities.
g
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At March 31, 2022, the aggregate value of these securities pledged amounted to $50,911,777, representing 1.5% of net assets.
h
Variable rate security. The rate shown represents the yield at period end.
i
The coupon rate shown represents the rate at period end.
j
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
k
The security was issued on a discount basis with no stated coupon rate.
l
At March 31, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 243 $ 33,713,212 6/13/22 $ (639,341)
Foreign Exchange GBP/USD ................... Short 629 51,621,244 6/13/22 (123,866)
Total Futures Contracts ...................................................................... $(763,207)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 111,106,050 152,593,049 4/14/22 $ 6,636,735 $ —
British Pound ...... HSBK Buy 15,852,000 21,590,234 4/14/22 — (765,990)
British Pound ...... HSBK Sell 116,725,722 159,963,293 4/14/22 6,637,846 (13,245)
British Pound ...... SSBT Buy 33,999,027 46,067,422 4/14/22 9,921 (1,413,955)
British Pound ...... SSBT Sell 932,843 1,227,638 4/14/22 2,193 —
British Pound ...... UBSW Buy 16,800,000 22,686,852 4/14/22 — (617,252)
Euro ............. BOFA Sell 22,198,958 25,486,513 4/19/22 914,709 —
Euro ............. HSBK Sell 12,929,413 14,692,946 4/19/22 381,510 —
Euro ............. SSBT Sell 1,000,000 1,129,656 4/19/22 22,766 —
Euro ............. UBSW Sell 27,450,232 31,449,068 4/19/22 1,064,681 —
Euro ............. BOFA Sell 1,976,755 2,217,385 7/25/22 19,324 —
Euro ............. HSBK Sell 18,636,748 21,265,834 7/25/22 542,621 —
Euro ............. SSBT Sell 6,131,549 6,991,509 7/25/22 173,507 —
Euro ............. UBSW Sell 19,330,162 22,040,889 7/25/22 546,632 —
Euro ............. BOFA Sell 6,503,121 7,159,182 8/08/22 4,935 (82,946)
Euro ............. HSBK Sell 18,614,401 20,669,444 8/08/22 28,993 (75,141)
Euro ............. SSBT Sell 11,866,875 13,556,352 8/08/22 349,946 —
Euro ............. UBSW Sell 13,991,524 15,907,183 8/08/22 353,089 (16,793)
Total Forward Exchange Contracts ................................................... $17,689,408 $(2,985,322)
Net unrealized appreciation (depreciation) ............................................ $14,704,086
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Mutual Shares Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.9%
Aerospace & Defense 1.0%
a
Airbus SE ........................................... France 681,256 $ 82,217,279
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 278,996
Automobiles 1.7%
a
General Motors Co. .................................... United States 3,181,341 139,151,855
Banks 6.1%
Bank of America Corp. ................................. United States 2,314,175 95,390,294
BNP Paribas SA ...................................... France 1,501,464 85,812,296
First Horizon Corp. .................................... United States 1,013,086 23,797,390
ING Groep NV ....................................... Netherlands 11,863,076 123,878,397
Wells Fargo & Co. ..................................... United States 3,646,078 176,688,940
505,567,317
Building Products 1.6%
Johnson Controls International plc ......................... United States 2,015,168 132,134,566
Chemicals 1.8%
Ashland Global Holdings, Inc. ............................ United States 1,534,836 151,043,211
Commercial Services & Supplies 1.1%
a
Stericycle, Inc. ....................................... United States 1,486,966 87,612,037
Containers & Packaging 1.7%
International Paper Co. ................................. United States 2,951,090 136,192,803
Diversified Financial Services 2.2%
Voya Financial, Inc. .................................... United States 2,758,923 183,054,541
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 34,607,802
Electric Utilities 1.1%
Pinnacle West Capital Corp. ............................. United States 1,205,815 94,174,151
Electrical Equipment 1.3%
a
Sensata Technologies Holding plc ......................... United States 2,082,608 105,900,617
Electronic Equipment, Instruments & Components 1.4%
a
Flex Ltd. ............................................ United States 6,394,482 118,617,641
Entertainment 3.0%
Activision Blizzard, Inc. ................................. United States 1,655,598 132,629,956
a
Walt Disney Co. (The) .................................. United States 818,102 112,210,870
244,840,826
Equity Real Estate Investment Trusts (REITs) 2.5%
Uniti Group, Inc. ...................................... United States 476,205 6,552,581
Vornado Realty Trust ................................... United States 4,301,939 194,963,875
201,516,456
Food Products 4.1%
Archer-Daniels-Midland Co. ............................. United States 844,450 76,220,057
Kraft Heinz Co. (The) .................................. United States 6,546,669 257,873,292
334,093,349
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 1,624,407 180,227,957

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 6.7%
Anthem, Inc. ......................................... United States 402,169 $ 197,553,456
CVS Health Corp. ..................................... United States 2,250,712 227,794,562
Humana, Inc. ........................................ United States 299,912 130,512,705
555,860,723
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 1,338,698 99,746,388
Lennar Corp., A ....................................... United States 1,011,454 82,099,721
181,846,109
Industrial Conglomerates 1.9%
General Electric Co. ................................... United States 1,704,013 155,917,190
Insurance 7.0%
Everest Re Group Ltd. ................................. United States 492,581 148,454,062
Hartford Financial Services Group, Inc. (The) ................ United States 1,900,525 136,476,700
MetLife, Inc. ......................................... United States 1,688,515 118,668,834
Willis Towers Watson plc ................................ United States 722,815 170,743,360
574,342,956
Internet & Direct Marketing Retail 1.1%
eBay, Inc. ........................................... United States 1,636,181 93,687,724
IT Services 7.1%
Alliance Data Systems Corp. ............................. United States 1,743,685 97,907,913
Cognizant Technology Solutions Corp., A .................... United States 1,617,052 145,001,053
a
Fiserv, Inc. .......................................... United States 1,903,379 193,002,630
Global Payments, Inc. .................................. United States 1,089,563 149,095,801
585,007,397
Media 4.2%
a
Charter Communications, Inc., A .......................... United States 374,840 204,482,717
Comcast Corp., A ..................................... United States 2,787,000 130,487,340
a
Loyalty Ventures, Inc. .................................. United States 519,212 8,582,574
343,552,631
Oil, Gas & Consumable Fuels 4.9%
BP plc .............................................. United Kingdom 47,977,354 235,221,219
Williams Cos., Inc. (The) ................................ United States 5,157,857 172,324,003
407,545,222
Pharmaceuticals 8.6%
a
Elanco Animal Health, Inc. ............................... United States 5,407,451 141,080,396
Eli Lilly & Co. ........................................ United States 523,157 149,816,470
GlaxoSmithKline plc ................................... United States 4,713,579 101,995,256
Merck & Co., Inc. ..................................... United States 2,848,676 233,733,866
Novartis AG, ADR ..................................... Switzerland 946,481 83,053,708
709,679,696
Professional Services 2.0%
KBR, Inc. ........................................... United States 2,979,891 163,089,434
Software 3.3%
a
Avaya Holdings Corp. .................................. United States 364 4,612
NortonLifeLock , Inc. ................................... United States 5,568,730 147,682,720
Oracle Corp. ......................................... United States 1,537,722 127,215,741
274,903,073

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.5%
Best Buy Co., Inc. ..................................... United States 1,388,308 $ 126,197,197
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —
126,197,197
Technology Hardware, Storage & Peripherals 2.7%
Samsung Electronics Co. Ltd. ............................ South Korea 1,302,388 74,363,633
a
Western Digital Corp. .................................. United States 2,974,994 147,708,452
222,072,085
Textiles, Apparel & Luxury Goods 2.0%
Tapestry, Inc. ........................................ United States 4,332,234 160,942,493
Tobacco 3.1%
Altria Group, Inc. ...................................... United States 2,403,075 125,560,669
British American Tobacco plc ............................. United Kingdom 3,067,236 128,825,186
254,385,855
Wireless Telecommunication Services 2.4%
a
T-Mobile US, Inc. ..................................... United States 1,542,509 197,981,030
Total Common Stocks (Cost $6,118,959,361) ....................................
7,738,242,219
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,951,523
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 193,072 77,238
Total Warrants (Cost $1,519,716) ..............................................
2,028,761
Principal
Amount
*
Corporate Bonds 2.4%
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 9,689,751
Oil, Gas & Consumable Fuels 0.5%
e
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 42,922,000 43,401,439
Pharmaceuticals 0.3%
e
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 17,806,000 18,255,245
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 10,665,000 10,646,870
e
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,057,000 1,096,215
29,998,330
Software 0.5%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 41,216,000 39,151,078
Specialty Retail 1.0%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 66,378,000 59,145,121

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
e
Staples, Inc., (continued)
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 21,151,000 $ 20,563,002
79,708,123
Total Corporate Bonds (Cost $204,247,406) .....................................
201,948,721
f
Senior Floating Rate Interests 1.3%
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 6% , ( 1-month
USD LIBOR + 5.5% ), 2/27/26 ........................... United States 20,487,800 20,359,751
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 8.15% , ( 3-month SOFR + 7.5% ), 2/01/30 ............. United States 40,126,436 39,048,239
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 47,354,347 44,442,054
103,850,044
a a a a a a
Total Senior Floating Rate Interests (Cost $107,091,566) .........................
103,850,044
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 5,948,558 5,935,041
Total Asset-Backed Securities (Cost $5,859,329) ................................
5,935,041
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,g
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,437,677,378) .............................
8,052,004,786
a
Short Term Investments 1.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
h
FHLB, 4/01/22 ....................................... United States 55,300,000 55,300,000
h
U.S. Treasury Bills ,
4/21/22 ........................................... United States 6,500,000 6,499,576
4/28/22 ........................................... United States 17,000,000 16,998,709
5/26/22 ........................................... United States 3,000,000 2,998,705
6/23/22 ........................................... United States 5,000,000 4,994,683
31,491,673
Total U.S. Government and Agency Securities (Cost $86,796,607) .................
86,791,673

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Repurchase Agreements 0.5%
Credit Suisse First Boston, 0.25%, 4/01/22 (Maturity Value
$38,500,267)
Collateralized by U.S. Treasury Bonds, Strips, 5/15/24 - 2/15/45;
and U.S. Treasury Note, Index Linked, 0.125%, 10/15/24 (valued at $39,270,000) ..................................... 38,500,000 $ 38,500,000
Total Repurchase Agreements (Cost $38,500,000) ...............................
38,500,000
Total Short Term Investments (Cost $125,296,607 ) ...............................
125,291,673
a
Total Investments (Cost $6,562,973,985) 99.2% ..................................
$8,177,296,459
Other Assets, less Liabilities 0.8% .............................................
64,072,872
Net Assets 100.0% ...........................................................
$8,241,369,331
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
See Note 7 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $192,258,970, representing 2.3% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
At March 31, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 7,214,350 6/13/22 $ (103,697)
Foreign Exchange GBP/USD ................... Short 395 32,417,156 6/13/22 85,962
Total Futures Contracts ...................................................................... $(17,735)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 6,757,309 9,264,710 4/14/22 $ 387,859 $ —
British Pound ...... HSBK Buy 1,065,280 1,447,044 4/14/22 — (47,622)
British Pound ...... HSBK Sell 6,373,708 8,737,158 4/14/22 364,230 —
British Pound ...... SSBT Buy 1,871,014 2,501,487 4/14/22 — (43,599)
British Pound ...... SSBT Sell 812,984 1,105,228 4/14/22 37,237 —
British Pound ...... UBSW Sell 802,348 1,085,891 4/14/22 31,874 —
Euro ............. BOFA Buy 8,645,870 9,653,662 4/19/22 20,590 (104,225)
Euro ............. BOFA Sell 17,281,993 19,727,031 4/19/22 597,766 —
Euro ............. HSBK Buy 7,903,405 8,791,317 4/19/22 20,817 (63,934)
Euro ............. HSBK Sell 29,059,269 33,040,684 4/19/22 875,271 —
Euro ............. SSBT Buy 8,637,720 9,651,218 4/19/22 21,745 (111,959)
Euro ............. UBSW Buy 7,392,008 8,218,948 4/19/22 20,410 (57,220)
Euro ............. UBSW Sell 9,756,882 11,201,535 4/19/22 401,740 —
South Korean Won .. HSBK Buy 23,541,443,900 19,540,812 5/16/22 — (176,655)
South Korean Won .. HSBK Sell 77,533,185,946 65,624,217 5/16/22 1,848,830 —
South Korean Won .. UBSW Sell 2,211,484,881 1,873,171 5/16/22 54,101 —
South Korean Won .. HSBK Buy 54,509,464,784 44,902,486 6/17/22 18,863 (80,992)
South Korean Won .. HSBK Sell 64,413,049,545 54,379,949 6/17/22 1,392,744 —
South Korean Won .. UBSW Sell 25,972,019,912 21,935,828 6/17/22 570,829 —
Euro ............. BOFA Buy 1,472,164 1,605,027 7/25/22 31,952 —
Euro ............. HSBK Buy 2,559,129 2,791,521 7/25/22 54,114 —
Euro ............. HSBK Sell 2,285,453 2,607,861 7/25/22 66,542 —
Euro ............. SSBT Sell 13,107,574 15,000,045 7/25/22 425,022 —
Euro ............. UBSW Sell 2,285,368 2,606,119 7/25/22 64,895 —
Euro ............. BOFA Sell 1,638,289 1,821,917 8/08/22 2,414 (3,717)
Euro ............. HSBK Sell 1,227,784 1,368,229 8/08/22 1,853 —
Euro ............. SSBT Sell 35,402,353 40,520,421 8/08/22 1,121,854 —
Euro ............. UBSW Sell 39,018,568 44,573,972 8/08/22 1,155,462 (4,469)
Total Forward Exchange Contracts ................................................... $9,589,014 $(694,392)
Net unrealized appreciation (depreciation) ............................................ $8,894,622
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
At March 31, 2022, certain or all Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as
collateral for derivatives.
Franklin Mutual Beacon Fund - $2,624,944
Franklin Mutual European Fund - $4,741,870
Franklin Mutual Financial Services Fund - $1,891,048
Franklin Mutual Global Discovery Fund - $16,539,040
Franklin Mutual Quest Fund - $5,662,818
Franklin Mutual Shares Fund - $4,328,237
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund - Futures and forwards
Franklin Mutual European Fund - Futures and forwards
Franklin Mutual Financial Services Fund - Futures and forwards
Franklin Mutual Global Discovery Fund - Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards
3. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At March 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 109,763
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $109,763
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,498 $ 147,288
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,498 $147,288
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
128,313 Intelsat Jackson Holdings SA, 12/05/25 ........... 2/18/22 $ — $ —
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 98,270
224,279 Sorenson Communications LLC, Membership Interests 4/30/14 — 172,784,463
1 Tenerity, Inc. ............................... 1/31/22 204 22
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 130,086
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 26,455,038
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 1,491,789
Total Restricted Securities (Value is 6.1% of Net Assets) .............. $22,304,679 $200,959,668

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2022, investments in “affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 278,996
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 34,607,802
119,757 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,519,716 1,951,523
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $23,146,830 $36,838,321
†
Rounds to less than 0.1% of net assets.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 221,578 $ — $ — $ — $ (23) $ 221,555 226,100 $ 288
Total Affiliated Securities
(Value is 0.1% of Net
Assets) ............ $221,578 $— $— $— $(23) $221,555 $288
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Sorenson Communications
LLC, Membership Interests $168,209,173 $— $— $— $4,575,290 $172,784,463 224,279 $—
Wayne Services Legacy,
Inc. ............... — — — — — — 7,104 —
Total Affiliated Securities
(Value is 5.2% of Net
Assets) ............ $168,209,173 $— $— $— $4,575,290 $172,784,463 $—
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... $273,903 $— $— $— $5,093 $278,996 7,234,813 $—
Wayne Services Legacy,
Inc. ............... — — — — — — 7,469 —
6. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
8. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2022, investments in affiliated management investment companies were as follows:
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund (continued)
Non-Controlled Affiliates
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) ............ $273,903 $— $— $ — $ 5,093 $278,996 $—
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $1,030,000 $(905,000) $— $— $125,000 125,000 $4
Total Affiliated Securities ... $— $1,030,000 $(905,000) $— $— $125,000 $4
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $24,000 $(24,000) $— $— $— — $—
Total Affiliated Securities ... $— $24,000 $(24,000) $— $— $— $—
7. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 111,351,205 $ — $ 111,351,205
Auto Components ...................... — — 109,763 109,763
Banks ............................... 223,778,277 192,778,311 — 416,556,588
Beverages ........................... — 105,602,241 — 105,602,241
Chemicals ........................... — 73,910,081 — 73,910,081
Diversified Telecommunication Services ..... — 161,706,658 — 161,706,658
Electrical Equipment .................... 111,369,077 — — 111,369,077
Entertainment ......................... 162,188,391 — — 162,188,391
Equity Real Estate Investment Trusts (REITs) . 83,877,699 — — 83,877,699
Health Care Equipment & Supplies ......... 143,923,120 — — 143,923,120
Health Care Providers & Services .......... 89,784,700 — — 89,784,700
Household Products .................... — 99,499,114 — 99,499,114
Insurance ............................ 81,897,869 — — 81,897,869
IT Services ........................... 160,359,649 — — 160,359,649
Media ............................... 139,463,825 — — 139,463,825
Oil, Gas & Consumable Fuels ............. — 107,231,173 — 107,231,173
Pharmaceuticals ....................... 505,191,603 151,876,862 — 657,068,465
Software ............................. 85,294,253 — — 85,294,253
Technology Hardware, Storage & Peripherals . 105,759,713 — — 105,759,713
Textiles, Apparel & Luxury Goods .......... 97,445,453 215,284,777 — 312,730,230
Tobacco ............................. — 109,709,286 — 109,709,286
Preferred Stocks ........................ — 81,183,720 — 81,183,720
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 26,393,985 — 26,393,985
Total Investments in Securities ........... $1,990,333,629 $1,436,527,413
b
$109,763 $3,426,970,805
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 8,388,611 $ — $ 8,388,611
Total Other Financial Instruments ......... $— $8,388,611 $— $8,388,611
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 455,510 $ — $ 455,510
Futures contracts ........................ 565,245 — — 565,245
Total Other Financial Instruments ......... $565,245 $455,510 $— $1,020,755
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 32,458,264 $ — $ 32,458,264
Auto Components ...................... — 19,627,621 — 19,627,621
Banks ............................... — 73,649,475 — 73,649,475
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Beverages ........................... $ — $ 27,895,635 $ — $ 27,895,635
Chemicals ........................... — 26,529,151 — 26,529,151
Construction Materials .................. — 15,095,235 — 15,095,235
Diversified Telecommunication Services ..... — 55,583,554 — 55,583,554
Food Products ........................ — 18,207,301 — 18,207,301
Health Care Providers & Services .......... — 18,586,966 — 18,586,966
Household Durables .................... — 19,608,552 — 19,608,552
Household Products .................... — 17,798,946 — 17,798,946
Industrial Conglomerates ................ — 10,895,949 — 10,895,949
Insurance ............................ 5,862,609 72,551,095 — 78,413,704
IT Services ........................... — 19,627,552 — 19,627,552
Machinery ............................ — 25,956,606 — 25,956,606
Multi-Utilities .......................... — 21,025,530 — 21,025,530
Oil, Gas & Consumable Fuels ............. 8,305,518 49,751,889 — 58,057,407
Pharmaceuticals ....................... — 53,897,318 — 53,897,318
Software ............................. 16,032,390 14,129,407 — 30,161,797
Textiles, Apparel & Luxury Goods .......... — 31,612,065 — 31,612,065
Tobacco ............................. — 23,608,181 — 23,608,181
Trading Companies & Distributors .......... 14,262,726 20,403,647 — 34,666,373
Warrants .............................. 373,580 — — 373,580
Short Term Investments ................... — 9,099,023 — 9,099,023
Total Investments in Securities ........... $44,836,823 $677,598,962
c
$— $722,435,785
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 10,517,515 $ — $ 10,517,515
Futures contracts ........................ 715,210 — — 715,210
Total Other Financial Instruments ......... $715,210 $10,517,515 $— $11,232,725
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 309,561 $ — $ 309,561
Futures contracts ........................ 2,533,401 — — 2,533,401
Total Other Financial Instruments ......... $2,533,401 $309,561 $— $2,842,962
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 69,216,001 $ 69,025,535 $ — $ 138,241,536
Capital Markets ........................ 2,180,177 20,619,396 — 22,799,573
Consumer Finance ..................... 3,885,134 — — 3,885,134
Diversified Financial Services ............. 15,796,277 9,605,991 — 25,402,268
Equity Real Estate Investment Trusts (REITs) . 6,217,723 — — 6,217,723
Household Durables .................... 12,471,721 — — 12,471,721
Insurance ............................ 117,425,775 50,006,107 — 167,431,882
IT Services ........................... 19,095,343 — — 19,095,343
Media ............................... 3,024,692 — — 3,024,692
Trading Companies & Distributors .......... 3,967,343 — — 3,967,343
Short Term Investments ................... 125,000 5,531,296 — 5,656,296
Total Investments in Securities ........... $253,405,186 $154,788,325
d
$— $408,193,511
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,035,422 $ — $ 4,035,422
Total Other Financial Instruments ......... $— $4,035,422 $— $4,035,422
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 245,997 $ — $ 245,997
Futures contracts ........................ 153,341 — — 153,341
Total Other Financial Instruments ......... $153,341 $245,997 $— $399,338
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 307,210,104 $ — $ 307,210,104
Auto Components ...................... — 128,238,572 147,288 128,385,860
Automobiles .......................... 168,331,203 — — 168,331,203
Banks ............................... 258,226,077 600,478,008 — 858,704,085
Beverages ........................... — 118,876,418 — 118,876,418
Building Products ...................... 168,502,966 — — 168,502,966
Chemicals ........................... — 316,168,213 — 316,168,213
Construction Materials .................. — 135,847,306 — 135,847,306
Diversified Financial Services ............. 212,768,061 — — 212,768,061
Diversified Telecommunication Services ..... — 268,937,408 — 268,937,408
Electrical Equipment .................... — 153,740,816 — 153,740,816
Entertainment ......................... 311,997,156 — — 311,997,156
Food Products ........................ 164,827,652 149,520,749 — 314,348,401
Health Care Equipment & Supplies ......... 224,774,049 — — 224,774,049
Health Care Providers & Services .......... 557,273,932 67,119,027 — 624,392,959
Household Durables .................... 145,677,705 — — 145,677,705
Household Products .................... — 159,317,353 — 159,317,353
Industrial Conglomerates ................ 156,201,480 — — 156,201,480
Insurance ............................ 547,435,743 344,979,232 — 892,414,975
Internet & Direct Marketing Retail .......... 121,476,632 — — 121,476,632
IT Services ........................... 374,327,433 187,509,155 — 561,836,588
Machinery ............................ — 127,406,535 — 127,406,535
Media ............................... 218,942,270 — — 218,942,270
Multi-Utilities .......................... — 163,495,826 — 163,495,826
Oil, Gas & Consumable Fuels ............. 356,281,608 271,032,105 — 627,313,713
Pharmaceuticals ....................... 460,442,194 264,137,730 — 724,579,924
Semiconductors & Semiconductor Equipment . 49,052,432 179,644,882 — 228,697,314
Software ............................. 167,864,951 — — 167,864,951
Technology Hardware, Storage & Peripherals . 166,728,324 204,512,799 — 371,241,123
Tobacco ............................. — 226,648,102 — 226,648,102
Trading Companies & Distributors .......... 109,771,397 — — 109,771,397
Preferred Stocks ........................ — 107,771,243 — 107,771,243
Warrants .............................. 112,034 — — 112,034
Corporate Bonds ........................ — 36,634,343 — 36,634,343
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 129,883,773 — 129,883,773
Total Investments in Securities ........... $4,941,015,299 $4,649,109,699
e
$147,288 $9,590,272,286
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 48,633,397 $ — $ 48,633,397
Futures contracts ........................ 263,583 — — 263,583
Total Other Financial Instruments ......... $263,583 $48,633,397 $— $48,896,980
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 3,597,380 $ — $ 3,597,380
Futures contracts ........................ 6,689,012 — — 6,689,012
Total Other Financial Instruments ......... $6,689,012 $3,597,380 $— $10,286,392
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 33,802,288 $ 27,012,989 $ — $ 60,815,277
Auto Components ...................... — — 98,270 98,270
Automobiles .......................... 27,424,892 — — 27,424,892
Banks ............................... 52,672,378 67,536,725 — 120,209,103
Beverages ........................... — 44,613,662 — 44,613,662
Chemicals ........................... — 51,090,999 — 51,090,999
Commercial Services & Supplies ........... 16,372,690 — — 16,372,690
Diversified Financial Services ............. 75,180,588 17,576,503 — 92,757,091
Diversified Telecommunication Services ..... — 63,977,141 199,239,501 263,216,642
Electric Utilities ........................ 13,157,022 — — 13,157,022
Electrical Equipment .................... 8,254,074 — — 8,254,074
Electronic Equipment, Instruments &
Components .......................... 18,843,350 — — 18,843,350
Entertainment ......................... 101,602,947 — — 101,602,947
Equity Real Estate Investment Trusts (REITs) . 31,805,177 — — 31,805,177
Food Products ........................ — 48,174,613 — 48,174,613
Health Care Equipment & Supplies ......... 61,494,925 — — 61,494,925
Health Care Providers & Services .......... 29,955,797 — — 29,955,797
Household Durables .................... 27,283,550 — — 27,283,550
Household Products .................... — 38,271,308 — 38,271,308
Insurance ............................ 266,809,733 196,146,927 — 462,956,660
IT Services ........................... 168,292,702 — — 168,292,702
Media ............................... 116,787,341 — 22 116,787,363
Oil, Gas & Consumable Fuels ............. 29,257,237 62,197,233 — 91,454,470
Pharmaceuticals ....................... 253,350,761 65,927,192 — 319,277,953
Professional Services ................... 8,482,001 — — 8,482,001
Semiconductors & Semiconductor Equipment . 20,191,706 15,336,293 — 35,527,999
Software ............................. 81,622,072 — — 81,622,072
Specialty Retail ........................ — 36,008,112 —
a
36,008,112
Technology Hardware, Storage & Peripherals . 38,377,861 — — 38,377,861
Tobacco ............................. 12,975,922 109,637,930 — 122,613,852
Wireless Telecommunication Services ....... 39,333,471 — — 39,333,471
Preferred Stocks :
Automobiles .......................... — 14,269,892 — 14,269,892
Oil, Gas & Consumable Fuels ............. 4,943,220 — — 4,943,220
Rights ................................ — — —
a
—
Warrants :
Diversified Telecommunication Services ..... — — 1,491,789 1,491,789
Media ............................... — 424,662 130,086 554,748
Software ............................. 94,361 — — 94,361
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Wireless Telecommunication Services ....... $ 1,460,892 $ — $ — $ 1,460,892
Private Limited Partnership Funds ............ 515,120 — — 515,120
Corporate Bonds ........................ — 431,564,732 — 431,564,732
Senior Floating Rate Interests ............... — 80,723,867 — 80,723,867
Asset-Backed Securities .................. — 2,381,183 — 2,381,183
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 126,164,586 — 126,164,586
Total Investments in Securities ........... $1,540,344,078 $1,499,036,549
f
$200,959,668 $3,240,340,295
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 17,689,408 $ — $ 17,689,408
Total Other Financial Instruments ......... $— $17,689,408 $— $17,689,408
Liabilities:
Other Financial Instruments:
Options written .......................... $ 1,400,445 $ — $ — $ 1,400,445
Securities Sold Short ..................... 46,274,188 — — 46,274,188
Forward exchange contracts ................ — 2,985,322 — 2,985,322
Futures contracts ........................ 763,207 — — 763,207
Total Other Financial Instruments ......... $48,437,840 $2,985,322 $— $51,423,162
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 82,217,279 $ — $ 82,217,279
Auto Components ...................... — — 278,996 278,996
Automobiles .......................... 139,151,855 — — 139,151,855
Banks ............................... 295,876,624 209,690,693 — 505,567,317
Building Products ...................... 132,134,566 — — 132,134,566
Chemicals ........................... 151,043,211 — — 151,043,211
Commercial Services & Supplies ........... 87,612,037 — — 87,612,037
Containers & Packaging ................. 136,192,803 — — 136,192,803
Diversified Financial Services ............. 183,054,541 — — 183,054,541
Diversified Telecommunication Services ..... — — 34,607,802 34,607,802
Electric Utilities ........................ 94,174,151 — — 94,174,151
Electrical Equipment .................... 105,900,617 — — 105,900,617
Electronic Equipment, Instruments &
Components .......................... 118,617,641 — — 118,617,641
Entertainment ......................... 244,840,826 — — 244,840,826
Equity Real Estate Investment Trusts (REITs) . 201,516,456 — — 201,516,456
Food Products ........................ 334,093,349 — — 334,093,349
Health Care Equipment & Supplies ......... 180,227,957 — — 180,227,957
Health Care Providers & Services .......... 555,860,723 — — 555,860,723
Household Durables .................... 181,846,109 — — 181,846,109
Industrial Conglomerates ................ 155,917,190 — — 155,917,190
Insurance ............................ 574,342,956 — — 574,342,956
Internet & Direct Marketing Retail .......... 93,687,724 — — 93,687,724
IT Services ........................... 585,007,397 — — 585,007,397
Media ............................... 343,552,631 — — 343,552,631
Oil, Gas & Consumable Fuels ............. 172,324,003 235,221,219 — 407,545,222
Pharmaceuticals ....................... 607,684,440 101,995,256 — 709,679,696
Professional Services ................... 163,089,434 — — 163,089,434
Software ............................. 274,903,073 — — 274,903,073
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the three months ended March
31, 2022, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialty Retail ........................ $ 126,197,197 $ — $ —
a
$ 126,197,197
Technology Hardware, Storage & Peripherals . 147,708,452 74,363,633 — 222,072,085
Textiles, Apparel & Luxury Goods .......... 160,942,493 — — 160,942,493
Tobacco ............................. 125,560,669 128,825,186 — 254,385,855
Wireless Telecommunication Services ....... 197,981,030 — — 197,981,030
Warrants :
Diversified Telecommunication Services ..... — — 1,951,523 1,951,523
Software ............................. 77,238 — — 77,238
Corporate Bonds ........................ — 201,948,721 — 201,948,721
Senior Floating Rate Interests ............... — 103,850,044 — 103,850,044
Asset-Backed Securities .................. — 5,935,041 — 5,935,041
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 125,291,673 — 125,291,673
Total Investments in Securities ........... $6,871,119,393 $1,269,338,745
g
$36,838,321 $8,177,296,459
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 9,589,014 $ — $ 9,589,014
Futures contracts ........................ 85,962 — — 85,962
Total Other Financial Instruments ......... $85,962 $9,589,014 $— $9,674,976
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 694,392 $ — $ 694,392
Futures contracts ........................ 103,697 — — 103,697
Total Other Financial Instruments ......... $103,697 $694,392 $— $798,089
a
Includes securities determined to have no value at March 31, 2022.
b
Includes foreign securities valued at $1,410,133,428, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
c
Includes foreign securities valued at $668,499,939, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $149,035,474, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $4,482,591,583, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
f
Includes foreign securities valued at $857,777,519, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $832,313,266, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 96,476 $ — $ — $ — $ — $ — $ — $ 1,794 $ 98,270 $ 1,794
Diversified
Telecommunication
Services .......... 196,785,292 — — — — — — 2,454,209 199,239,501 2,454,209
Media ........... — 204 — — — — — (182) 22 (182)
Specialty Retail ..... —
c
— (403,772) — — — 403,772 — —
c
—
Rights :
Diversified
Telecommunication
Services .......... — —
c
— — — — — — —
c
—
Warrants :
Diversified
Telecommunication
Services .......... 1,611,396 — — — — — — (119,607) 1,491,789 (119,607)
Media ........... 183,988 — (136) — — — — (53,766) 130,086 (53,898)
Companies in Liquidation —
c
— (85,814) — — — 85,814 — —
c
—
Total Investments in
Securities ............ $198,677,152 $204 $(489,722) $— $— $— $489,586 $2,282,448 $200,959,668 $2,282,316
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services .............
$26,455,038 Market comparables Discount for lack of
marketability
10.0% Decrease
b
EV/EBITDA multiple 3.8x Increase
c
All Other Investments............. 174,504,630
d,e
Total................................. $200,959,668
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Schedules of Investments and determined that no events have occurred that require disclosure.
Abbreviations
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at March 31, 2022.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
SOFR
Secured Overnight Financing Rate
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
9. Fair Value Measurements
(continued)